Quarterly Financial Data (Unaudited) Required by Regulation S-X Item 3-02(b)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Data (Unaudited) Required by Regulation S-X Item 3-02(b)

Note 23 — Quarterly Financial Data (Unaudited) Required by Regulation S-X Item 3-02(b)

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2011
Revenues	$1,365,613	$1,394,294	$1,532,378	$2,955,114
Gross profit	$720,229	$755,067	$815,543	$2,229,404
Net loss	$(1,410,220)	$(791,361)	$(2,206,353)	$897,419
(Loss) gain per common share –
Basic	$(0.03)	$(0.02)	$(0.04)	$0.02
Diluted	$(0.03)	$(0.02)	$(0.04)	$0.01
2010
Revenues	$178,734	$1,147,219	$1,297,447	$1,287,633
Gross profit	$353,177	$461,941	$762,998	$719,967
Net loss	$(1,067,966)	$(2,257,359)	$(1,415,021)	$(2,076,405)
Loss per common share –
Basic and diluted	$(0.03)	$(0.11)	$(0.04)	$(0.05)